Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Global Value Fund
Prospectus Date	rr_ProspectusDate	Aug. 26, 2016
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2016